Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investment

The following table summarizes the Group’s investment balances:

	As of December 31,
	2013	2014
	$	$
Short-term investments
- Trading securities investments
- Fixed income products	11,341,097	—
Total trading securities investments	11,341,097	—
- Held-to-maturity investments
- Fixed income products	16,846,309	7,435,461
Total held-to-maturity investments	16,846,309	7,435,461
- Available-for-sale investments
- Fixed income products	—	14,357,845
- Other products	—	388,706
Total available-for-sale investments	—	14,746,551
Total short-term investments	28,187,406	22,182,012
Long-term investments
- Held-to-maturity investments
- Fixed income products	10,480,964	483,512
- Other products	—	4,673,952
Total held-to-maturity investments	10,480,964	5,157,464
- Other long-term investments
- Private equity funds products	3,197,218	2,488,476
- Other products	—	2,224,999
Total Other long-term investments	3,197,218	4,713,475
Total long-term investments	13,678,182	9,870,939
Total investments	41,865,588	32,052,951